Earnings per share - Summary (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Net income	$ 151.7	$ 143.6	$ 96.1
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	109,892,031	109,422,574	107,250,039
Weighted average number of shares on exercise of stock options and settlement of RSUs (in shares)	1,276,757	2,345,010	4,269,199
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	111,168,788	111,767,584	111,519,238
Basic (CAD per share)	$ 1.38	$ 1.31	$ 0.90
Diluted (CAD per share)	$ 1.36	$ 1.28	$ 0.86